Schedule of Investments
September 30, 2023 (Unaudited)
1919 Variable Socially Responsive Balanced Fund
Security	Shares	Value
Common Stocks — 69.1%
Communication Services — 4.9%
Alphabet Inc., Class A Shares (a)	9,052	$1,184,545
Netflix Inc. (a)	1,222	461,427
Total Communication Services		1,645,972
Consumer Discretionary — 7.5%
Amadeus IT Group SA	6,270	378,457
Amazon.com Inc. (a)	6,662	846,873
Chipotle Mexican Grill Inc. (a)	155	283,934
Home Depot Inc/The	1,500	453,240
TJX Cos Inc.	6,410	569,721
Total Consumer Discretionary		2,532,225
Consumer Staples — 4.3%
Costco Wholesale Corp.	977	551,966
Darling International Inc. (a)	3,622	189,068
Estee Lauder Cos. Inc., Class A Shares	1,705	246,458
PepsiCo Inc.	2,845	482,057
Total Consumer Staples		1,469,549
Financials — 7.0%
Bank of America Corp.	16,480	451,223
Charles Schwab Corp/The	7,177	394,017
Chubb Limited	1,596	332,255
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,344	261,693
M&T Bank Corp.	2,327	294,249
Reinsurance Group of America Inc.	2,158	313,320
Truist Financial Corp.	10,547	301,750
Total Financials		2,348,507
Health Care — 12.2%
AstraZeneca PLC	6,834	462,799
Boston Scientific Corp. (a)	12,245	646,536
Danaher Corp.	2,011	498,929
Eli Lilly & Co.	1,330	714,383
IQVIA Holdings Inc. (a)	2,514	494,629
Thermo Fisher Scientific Inc.	1,105	559,318
UnitedHealth Group Inc.	1,043	525,870
Zoetis Inc.	1,364	237,309
Total Health Care		4,139,773

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund
Security	Shares	Value
Industrials — 7.7%
Advanced Drainage Systems Inc.	3,594	$409,105
Cintas Corp.	1,136	546,427
Eaton Corp. PLC	3,016	643,253
Old Dominion Freight Line Inc.	906	370,681
Rockwell Automation Inc.	1,227	350,762
Union Pacific Corp.	1,398	284,675
Total Industrials		2,604,903
Information Technology — 21.3%
Analog Devices Inc.	1,514	265,086
Apple Inc.	8,441	1,445,184
Broadcom Inc.	715	593,865
Intuit Inc.	728	371,964
Microsoft Corp.	4,994	1,576,856
NVIDIA Corp.	1,514	658,575
Palo Alto Networks Inc. (a)	2,423	568,048
Salesforce.com Inc. (a)	2,316	469,638
ServiceNow Inc. (a)	733	409,718
SolarEdge Technologies Inc. (a)	1,338	173,284
Visa Inc., Class A Shares	2,047	470,830
Workday Inc., Class A Shares (a)	1,090	234,187
Total Information Technology		7,237,235
Materials — 1.7%
Linde PLC	943	351,126
Steel Dynamics Inc.	2,168	232,453
Total Materials		583,579
Real Estate Investment Trusts (REITs) — 1.1%
Prologis Inc.	3,276	367,600
Total Real Estate Investment Trusts (REITs)		367,600
Utilities — 1.4%
American Water Works Co. Inc.	3,847	476,374
Total Utilities		476,374
Total Common Stocks (Cost — $11,010,882)		23,405,717

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA)
2011-53 CY	4.000%	6/25/2041	$3,045	$2,852
Total Collateralized Mortgage Obligations (Cost — $3,068)				2,852

Corporate Bonds — 23.5%
Communication Services — 3.1%
Alphabet Inc.	0.450%	8/15/2025	130,000	119,134
AT&T Inc.	4.350%	3/1/2029	115,000	107,154
Comcast Corp.	4.650%	2/15/2033	150,000	140,554
Comcast Corp.	5.650%	6/15/2035	200,000	197,701
Verizon Communications Inc.	4.329%	9/21/2028	104,000	97,745
Verizon Communications Inc.	3.875%	2/8/2029	100,000	91,693
Verizon Communications Inc.	4.500%	8/10/2033	110,000	98,020
Verizon Communications Inc.	5.250%	3/16/2037	105,000	98,215
Walt Disney Co/The	2.200%	1/13/2028	90,000	79,827
Total Communication Services				1,030,043
Consumer Discretionary — 1.8%
Amazon.com Inc.	4.700%	12/1/2032	50,000	47,858
Ford Foundation/The	2.415%	6/1/2050	60,000	34,962
Home Depot Inc/The	1.500%	9/15/2028	60,000	50,461
Honda Motor Co Ltd.	2.271%	3/10/2025	200,000	190,678
Lowe's Cos Inc.	1.300%	4/15/2028	115,000	95,931
Target Corp.	4.500%	9/15/2032	205,000	190,624
Total Consumer Discretionary				610,514
Consumer Staples — 0.7%
PepsiCo Inc.	3.900%	7/18/2032	100,000	91,192
PepsiCo Inc.	3.500%	3/19/2040	65,000	50,340
Walmart Inc.	1.800%	9/22/2031	115,000	90,703
Total Consumer Staples				232,235
Financials — 7.5%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	53,993
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (b)	0.981%	9/25/2025	125,000	118,438
Bank of America Corp. (effective 12/06/2024, US SOFR + 0.650%) (b)	1.530%	12/6/2025	125,000	118,074
Bank of America Corp.	4.183%	11/25/2027	165,000	153,481
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (b)	3.088%	1/10/2037	115,000	85,846
BlackRock Inc.	3.250%	4/30/2029	105,000	94,877
BlackRock Inc.	4.750%	5/25/2033	125,000	117,522
Boston Properties LP	4.500%	12/1/2028	155,000	140,485
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (b)	0.776%	10/30/2024	175,000	174,188
Citigroup Inc.	5.500%	9/13/2025	110,000	108,724
Citigroup Inc. (effective 11/03/2023, US SOFR + 0.528%) (b)	1.281%	11/3/2025	50,000	47,243

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Principal Amount	Value
Financials — 7.5%
Host Hotels & Resorts LP	3.375%	12/15/2029	$225,000	$189,326
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	72,117
MetLife Inc.	4.550%	3/23/2030	55,000	52,213
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	105,606
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (b)	4.758%	1/26/2027	150,000	145,874
Prudential Financial Inc.	1.500%	3/10/2026	170,000	154,329
Royal Bank of Canada	1.150%	7/14/2026	125,000	110,592
Simon Property Group LP	3.375%	12/1/2027	155,000	141,778
State Street Corp. (effective 11/01/2029, US SOFR + 1.490%) (b)	3.031%	11/1/2034	85,000	72,119
Toronto-Dominion Bank/The	1.150%	6/12/2025	55,000	50,964
Truist Financial Corp. (effective 3/02/2026, US SOFR + 0.609%) (b)	1.267%	3/2/2027	115,000	101,977
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (b)	0.805%	5/19/2025	145,000	139,866
Total Financials				2,549,632
Health Care — 2.8%
AbbVie Inc.	4.400%	11/6/2042	150,000	124,738
Amgen Inc.	3.000%	2/22/2029	150,000	133,400
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	99,303
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	113,330
CVS Health Corp.	4.780%	3/25/2038	105,000	90,477
CVS Health Corp.	5.625%	2/21/2053	150,000	134,851
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	91,642
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	75,000	70,008
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	73,200
Total Health Care				930,949
Industrials — 0.9%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	125,000	104,236
Johnson Controls International PLC	1.750%	9/15/2030	150,000	116,849
Xylem Inc./NY	1.950%	1/30/2028	115,000	99,177
Total Industrials				320,262
Information Technology — 3.3%
Autodesk Inc.	2.400%	12/15/2031	175,000	137,869
Intuit Inc.	5.250%	9/15/2026	110,000	109,830
Intuit Inc.	5.500%	9/15/2053	105,000	100,722
Jabil Inc.	4.250%	5/15/2027	125,000	118,401
Mastercard Inc.	1.900%	3/15/2031	155,000	123,377
Microsoft Corp.	4.200%	11/3/2035	175,000	161,686
QUALCOMM Inc.	3.450%	5/20/2025	175,000	169,458
Salesforce.com Inc.	1.500%	7/15/2028	120,000	102,139
Texas Instruments Inc.	5.000%	3/14/2053	125,000	113,191
Total Information Technology				1,136,673
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/2029	110,000	101,971
Total Materials				101,971

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Principal Amount	Value
Real Estate Investment Trusts (REITs) — 0.9%
Prologis LP	2.250%	4/15/2030	$115,000	$93,999
Prologis LP	1.250%	10/15/2030	115,000	85,952
Welltower Inc.	2.700%	2/15/2027	125,000	113,774
Total Real Estate Investment Trusts (REITs)				293,725
Utilities — 2.2%
Avangrid Inc.	3.800%	6/1/2029	125,000	111,221
DTE Electric Co.	1.900%	4/1/2028	125,000	108,210
DTE Electric Co.	4.050%	5/15/2048	120,000	91,187
Georgia Power Co.	3.250%	4/1/2026	100,000	94,417
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	82,358
MidAmerican Energy Co.	5.850%	9/15/2054	75,000	74,068
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	120,000	101,641
Public Service Co. of Colorado	3.200%	3/1/2050	55,000	34,542
Union Electric Co.	2.625%	3/15/2051	115,000	65,452
Total Utilities				763,096
Total Corporate Bonds (Cost — $8,943,805)				7,969,100

Foreign Government Agency Issues — 1.2%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	162,681
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	259,168
Total Foreign Government Agency Issues (Cost — $444,294)				421,849

Mortgage Backed Securities — 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	13,838	12,798
Gold Pool A35826	5.000%	7/1/2035	8,575	8,261
Gold Pool A49479	5.000%	6/1/2036	3,884	3,727
Gold Pool A65694	6.000%	9/1/2037	7,894	7,849
Federal National Mortgage Association (FNMA)
Pool 995262	5.500%	1/1/2024	21	21
Pool 891596	5.500%	6/1/2036	7,062	7,020
Pool 900936	6.500%	2/1/2037	2,352	2,366
Pool 946594	6.000%	9/1/2037	9,804	9,967
Total Mortgage Backed Securities (Cost — $53,429)				52,009

U.S. Government Agency Issues — 1.8%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	77,523
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	118,217
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	404,323
Total U.S. Government Agency Issues (Cost — $606,252)				600,063

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Obligations — 1.3%
United States Treasury Bill (c)	5.286%	10/10/2023	105,000	104,877
United States Treasury Bonds	3.500%	2/15/2039	131,000	113,187
United States Treasury Bonds	4.375%	11/15/2039	177,000	168,441
United States Treasury Notes	2.500%	1/31/2025	125,000	120,510
United States Treasury Notes	4.125%	11/15/2032	60,000	57,886
Total U.S. Treasury Obligations (Cost — $581,077)				564,901

Short-Term Investments — 3.0%
Fidelity Investments Money Market - Government Portfolio - Class I (d)	5.230%		926,238	926,238
Total Short-Term Investments (Cost — $926,238)				926,238

Total Investments — 100.1% (Cost — $22,569,045)				33,942,729
Liabilities in Excess of Other Assets — (0.1)%				(30,652)
Total Net Assets — 100.0%				$33,912,077

Notes:

(a)	Non-income producing security.
(b)	Fixed to floating rate security.
(c)	Rate disclosed is the yield of the position.
(d)	The rate reported is the annualized seven-day yield as of September 30, 2023.

Abbreviations used in this schedule:

CMT – Constant Maturity Treasury Rate LP – Limited Partnership PLC – Public Limited Company SOFR – Secured Overnight Financing Rate

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Variable Socially Responsive Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$23,405,717	$–	$–	$24,179,308
Collateralized Mortgage Obligations	–	2,852	–	2,852
Corporate Bonds	–	7,969,100	–	7,969,100
Foreign Government Agency Issues	–	421,849	–	421,849
Mortgage Backed Securities	–	52,009	–	52,009
U.S. Government Agency Issues	–	600,063	–	600,063
U.S. Treasury Obligations	–	564,901	–	564,901
Total Long-Term Investments	23,405,717	9,610,774	–	33,016,491
Short-Term Investment	926,238	–	–	926,238
Total Assets	$24,331,955	$9,610,774	$–	$33,942,729

See Schedule of Investments for additional detailed categorizations.